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                               THE ONE(R) PROVIDER
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                FILE NO. 33-63731

    SUPPLEMENT DATED SEPTEMBER 30, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005

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             SUPPLEMENT DATED SEPTEMBER 30, 2005 TO YOUR PROSPECTUS



The following fund expense information is replaced on the table entitled, "Annual Fund Operating Expenses as of Each Fund's Fiscal Year End:"

                                                                        TOTAL ANNUAL FUND
                                                                       OPERATING EXPENSES
                                            12b-1                      (BEFORE CONTRACTUAL
                                         DISTRIBUTION                    FEE WAIVERS OR        CONTRACTUAL FEE       NET ANNUAL
                                            AND/OR         OTHER             EXPENSE          WAIVERS OR EXPENSE   FUND OPERATING
                       MANAGEMENT FEES  SERVICING FEES    EXPENSES       REIMBURSEMENTS)        REIMBURSEMENTS        EXPENSES
---------------------- ---------------- --------------- ------------- ---------------------- --------------------- ----------------
JPMorgan Investment
Trust Bond
Portfolio  (formerly        0.60%            N/A           0.19%              0.79%                 0.06%               0.73%
named "One Group(R)
Investment Trust
Bond Portfolio") (1)
(4)
---------------------- ---------------- --------------- ------------- ---------------------- --------------------- ----------------
JPMorgan Investment
Trust Balanced
Portfolio (formerly         0.70%            N/A           0.19%              0.89%                 0.11%               0.78%
named "One Group(R)
Investment Trust
Balanced Portfolio")
(4)
---------------------- ---------------- --------------- ------------- ---------------------- --------------------- ----------------
JPMorgan Investment
Trust Equity Index
Portfolio (formerly         0.30%            N/A           0.21%              0.51%                 0.10%               0.41%
named "One Group(R)
Investment Trust
Equity Index
Portfolio") (4)
---------------------- ---------------- --------------- ------------- ---------------------- --------------------- ----------------

(4) JPMorgan Investment Advisors and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses (excluding interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) to .73%, .78% and .41% of the average daily net assets of the Bond Portfolio, Balanced Portfolio and Equity Index Portfolio, respectively, from September 1, 2005 to April 30, 2007.


 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5283